CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net income	$ 1,934	$ 2,916
Other comprehensive income, net of tax-related effects:
Unrealized holding gains on securities available for sale during the year, net of tax of $24 and $10 in 2014 and 2013, respectively	47	20
Comprehensive income	$ 1,981	$ 2,936